HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT TWELVE

333-114401	HV-4824 - Group Variable Funding Agreements - The HART Program
333-114404	HV-4900 - Group Variable Funding Agreements - The HART Program

Supplement dated January 25, 2013 to your Prospectus

INVESTMENT ADVISER CHANGE

Effective January 1, 2013, Hartford Funds Management Company, LLC (“HFMC”) replaced Hartford Investment Financial Services, LLC (“HIFSCO”) as the investment adviser for the following Funds:

The Hartford Growth Fund – Class A

The Hartford Growth Opportunities Fund – Class A

The Hartford SmallCap Growth Fund – Class A

The Hartford Balanced Fund – Class A

The Hartford Capital Appreciation Fund – Class A

The Hartford Dividend and Growth Fund – Class A

The Hartford Global Research Fund – Class A

The Hartford Healthcare Fund – Class A

The Hartford International Opportunities Fund – Class A

The Hartford Money Market Fund – Class A

The Hartford Small Company Fund – Class A

The Prospectus is amended to reflect the above changes.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.